Capital stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Ordinary Capital Stock

	2025(1)	2024(1)	2023(1)

As of January 1	2,369,995	2,369,995	2,369,995
Issued during the year
As of December 31	2,369,995	2,369,995	2,369,995

(1)	All year results have been adjusted for the reverse stock split (15:1) effective March 10, 2025.